Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	Nov. 17, 2025 EUR (€)	Jul. 11, 2025 EUR (€)	Apr. 10, 2025 EUR (€)	Apr. 01, 2025 EUR (€) tranche	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Debt
Long-term debt					€ 7,287,881		€ 6,836,108
Debt issuance program
Debt
Face amount				€ 10,000,000
Bonds
Debt
Long-term debt					€ 6,967,743		6,492,120
Redemption percentage at option of issuer					100.00%	100.00%
Percentage at which holders have right to ask repurchase					101.00%	101.00%
Bonds issued in April 2025
Debt
Number of tranches | tranche				2
Issuance of bonds				€ 1,100,000
Fresenius Medical Care AG, 2018
Debt
Face amount							€ 500,000
Interest rate (as a percent)							1.50%
Long-term debt							€ 503,204
Redemption of bonds		€ 500,000
Bonds due May and November 2026
Debt
Redemption of bonds			€ 300,000
Fresenius Medical Care AG, 2020
Debt
Face amount					€ 399,975
Interest rate (as a percent)			1.00%		1.00%	1.00%
Long-term debt					€ 402,073		501,787
Fresenius Medical Care AG, 2019
Debt
Face amount					€ 400,025
Interest rate (as a percent)			0.625%		0.625%	0.625%
Long-term debt					€ 399,648		598,438
Fresenius Medical Care US Finance III, Inc. 2021
Debt
Face amount | $						$ 850,000
Interest rate (as a percent)					1.875%	1.875%
Long-term debt					€ 723,260		816,438
Fresenius Medical Care AG, 2022
Debt
Face amount					€ 750,000
Interest rate (as a percent)					3.875%	3.875%
Long-term debt					€ 756,094		754,936
Fresenius Medical Care AG, 2025
Debt
Face amount					€ 600,000
Interest rate (as a percent)				3.125%	3.125%	3.125%
Long-term debt					€ 597,521
Issuance of bonds				€ 600,000
Fresenius Medical Care US Finance III, Inc. 2019
Debt
Face amount | $						$ 500,000
Interest rate (as a percent)					3.75%	3.75%
Long-term debt					€ 422,965		477,290
Fresenius Medical Care AG, 2019
Debt
Face amount					€ 500,000
Interest rate (as a percent)					1.25%	1.25%
Long-term debt					€ 499,293		498,971
Fresenius Medical Care AG, 2020
Debt
Face amount					€ 750,000
Interest rate (as a percent)					1.50%	1.50%
Long-term debt					€ 754,473		753,979
Fresenius Medical Care AG, 2025
Debt
Face amount					€ 500,000
Interest rate (as a percent)	3.25%				3.25%	3.25%
Long-term debt					€ 498,176
Issuance of bonds	€ 500,000
Term (in years)	5 years
Fresenius Medical Care US Finance III, Inc. 2020
Debt
Face amount | $						$ 1,000,000
Interest rate (as a percent)					2.375%	2.375%
Long-term debt					€ 854,570		965,623
Fresenius Medical Care US Finance III, Inc. 2021
Debt
Face amount | $						$ 650,000
Interest rate (as a percent)					3.00%	3.00%
Long-term debt					€ 550,209		€ 621,454
Fresenius Medical Care AG, 2025
Debt
Face amount					€ 500,000
Interest rate (as a percent)				3.75%	3.75%	3.75%
Long-term debt					€ 509,461
Issuance of bonds				€ 500,000